Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other assets
Total	€ 5,501	€ 5,136	€ 7,519
Other non-current assets
Other assets
Tax credits	4,467	4,144	4,044
Guarantees and deposits	493	404	447
Loan to Link3D incl capitalized interest			2,249
LT deferred charges			741
Other	541	588	38
Total	€ 5,501	€ 5,136	€ 7,519